Annual Total Returns - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - Fidelity Freedom Index 2015 Fund	May 30, 2024
Fidelity Freedom Index 2015 Fund - Institutional Premium Class
Bar Chart Table:
Annual Return, Inception Date	Jun. 24, 2015
Annual Return 2016	6.46%
Annual Return 2017	12.66%
Annual Return 2018	(3.17%)
Annual Return 2019	16.52%
Annual Return 2020	11.60%
Annual Return 2021	6.83%
Annual Return 2022	(14.46%)
Annual Return 2023	11.33%
Fidelity Freedom Index 2015 Fund - Premier Class
Bar Chart Table:
Annual Return, Inception Date	Jun. 24, 2020